Investments	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	—	166,465	26,122
Long-term investments
Equity securities without readily determinable fair values	218,950,000	202,819,390	31,826,788
Total investments	218,950,000	202,985,855	31,852,910

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of nil, nil and RMB131,137 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, investments in equity securities without readily determinable fair value were RMB218,950,000 and RMB202,819,390. As of December 31, 2021, the Group's investment consist of investment in limited partnership in private equity funds of RMB202,819,390. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2021. The Group recorded impairment loss of RMB4.7 million, RMB10.0 million and RMB10.0 million for the years ended December 31, 2019, 2020 and 2021, respectively.